UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS GLOBAL HIGH YIELD

BOND FUND

LEGG MASON PARTNERS SHORT/INTERMEDIATE

U.S. GOVERNMENT FUND

FORM N-Q

SEPTEMBER 30, 2007

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 91.5%
Aerospace & Defense - 1.5%
$1,920,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$1,905,600
	DRS Technologies Inc., Senior Subordinated Notes:
3,975,000	6.875% due 11/1/13	3,994,875
1,200,000	6.625% due 2/1/16	1,191,000
	Hawker Beechcraft Acquisition Co.:
3,760,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	3,797,600
3,310,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	3,392,750

	Total Aerospace & Defense	14,281,825

Airlines - 1.1%
	Continental Airlines Inc.:
2,550,000	Notes, 8.750% due 12/1/11	2,460,750
	Pass-Through Certificates:
114,290	6.541% due 3/15/08	113,148
1,595,000	7.339% due 4/19/14	1,495,009
6,185,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	6,494,250

	Total Airlines	10,563,157

Auto Components - 1.2%
3,360,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	2,755,200
9,550,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	8,451,750

	Total Auto Components	11,206,950

Automobiles - 2.6%
	Ford Motor Co.:
9,600,000	Notes, 7.450% due 7/16/31	7,584,000
845,000	Senior Notes, 4.950% due 1/15/08	839,646
	General Motors Corp.:
2,545,000	Notes, 7.200% due 1/15/11	2,436,838
	Senior Debentures:
2,130,000	8.250% due 7/15/23	1,874,400
13,390,000	8.375% due 7/15/33	11,799,937

	Total Automobiles	24,534,821

Beverages - 0.0%
70,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	70,350

Building Products - 1.7%
	Ainsworth Lumber Co., Ltd., Senior Notes:
1,345,000	7.250% due 10/1/12	928,050
610,000	6.750% due 3/15/14	396,500
	Associated Materials Inc.:
6,060,000	Senior Discount Notes, step bond to yield 13.432% due 3/1/14	3,848,100
3,685,000	Senior Subordinated Notes, 9.750% due 4/15/12	3,758,700
3,010,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	2,626,225
7,460,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.525% due 3/1/14	4,625,200

	Total Building Products	16,182,775

Capital Markets - 0.3%
	E*TRADE Financial Corp., Senior Notes:
3,270,000	7.375% due 9/15/13	3,073,800

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Capital Markets - 0.3% (continued)
$175,000	7.875% due 12/1/15	$162,750

	Total Capital Markets	3,236,550

Chemicals - 2.0%
1,119,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,174,950
5,270,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	4,848,400
1,765,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	1,888,550
	Lyondell Chemical Co.:
	Senior Notes:
1,410,000	8.000% due 9/15/14	1,558,050
1,160,000	8.250% due 9/15/16	1,313,700
25,000	Senior Secured Notes, 10.500% due 6/1/13	27,000
2,775,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	2,955,375
5,570,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	4,873,750

	Total Chemicals	18,639,775

Commercial Banks - 2.3%
	ATF Capital BV:
1,000,000	9.250% due 2/21/14 (a)	1,037,328
4,355,000	Senior Notes, 9.250% due 2/21/14 (a)	4,446,890
7,000,000	First Data Corp., 7.960% due 10/15/14 (c)	6,720,000
5,375,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (a)	5,073,462
	TuranAlem Finance BV, Bonds:
2,995,000	8.250% due 1/22/37 (a)	2,538,263
2,240,000	8.250% due 1/22/37 (a)	1,960,000

	Total Commercial Banks	21,775,943

Commercial Services & Supplies - 2.5%
5,465,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	5,492,325
	Allied Waste North America Inc., Senior Notes:
2,130,000	7.250% due 3/15/15	2,183,250
65,000	6.875% due 6/1/17	65,650
935,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	913,963
7,516,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	7,816,640
2,870,961	Employee Solutions Inc., 10.000% due 4/15/10 (c)(d)	287
	Interface Inc.:
645,000	Senior Notes, 10.375% due 2/1/10	683,700
2,845,000	Senior Subordinated Notes, 9.500% due 2/1/14	2,987,250
3,420,000	Rental Services Corp., 9.500% due 12/1/14	3,283,200
4,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (d)(e)	4,000

	Total Commercial Services & Supplies	23,430,265

Consumer Finance - 3.5%
3,320,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	2,954,800
	Ford Motor Credit Co.:
3,795,000	Notes, 7.000% due 10/1/13	3,433,591
	Senior Notes:
1,085,000	9.875% due 8/10/11	1,099,830
1,215,000	8.110% due 1/13/12 (f)	1,149,089
2,515,000	8.000% due 12/15/16	2,356,507
	General Motors Acceptance Corp.:
14,655,000	Bonds, 8.000% due 11/1/31	14,415,566

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Consumer Finance - 3.5% (continued)
$8,740,000	Notes, 6.875% due 8/28/12	$8,206,283

	Total Consumer Finance	33,615,666

Containers & Packaging - 2.3%
2,500,000	Berry Plastics Corp., Senior Term Loan, 12.244% due 6/15/14	2,275,000
4,405,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	4,382,975
5,135,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	5,301,887
	Owens-Brockway Glass Container Inc., Senior Secured Notes:
1,190,000	8.875% due 2/15/09	1,213,800
1,725,000	8.750% due 11/15/12	1,804,781
1,840,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	1,913,600
2,150,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (e)	13,438
4,045,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	3,994,438
600,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	603,000

	Total Containers & Packaging	21,502,919

Diversified Consumer Services - 0.6%
	Education Management LLC/Education Management Finance Corp.:
1,805,000	Senior Notes, 8.750% due 6/1/14	1,859,150
1,765,000	Senior Subordinated Notes, 10.250% due 6/1/16	1,835,600
	Service Corp. International:
650,000	Debentures, 7.875% due 2/1/13	673,611
	Senior Notes:
555,000	7.625% due 10/1/18	578,588
1,255,000	7.500% due 4/1/27	1,179,700

	Total Diversified Consumer Services	6,126,649

Diversified Financial Services - 4.0%
3,725,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	3,417,688
2,260,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	2,214,800
2,225,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	2,296,845
5,664,591	JPMorgan Chase London, zero coupon bond to yield 9.312% due 11/8/07 (a)	5,679,942
3,160,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	3,195,550
2,670,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	2,523,150
2,450,000	Residential Capital Corp., Notes, 6.375% due 6/30/10	2,034,688
	Residential Capital LLC:
185,000	9.190% due 4/17/09 (a)(f)	129,731
3,220,000	Senior Notes, 7.500% due 6/1/12	2,610,612
2,580,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	2,528,400
4,440,000	TNK-BP Finance SA, 7.500% due 7/18/16	4,437,336
860,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	806,250
1,855,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.505% due 10/1/15	1,395,888
5,160,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	5,031,000

	Total Diversified Financial Services	38,301,880

Diversified Telecommunication Services - 7.3%
5,190,000	Axtel SAB de CV, 7.625% due 2/1/17 (a)	5,125,125
455,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	441,350
870,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	765,600
	Citizens Communications Co.:
300,000	7.050% due 10/1/46	246,750
4,180,000	Senior Notes, 7.875% due 1/15/27	4,096,400

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Diversified Telecommunication Services - 7.3% (continued)
$1,270,000	Hawaiian Telcom Communications Inc., Senior Notes, 10.860% due 5/1/13 (f)	$1,292,225
	Intelsat Bermuda Ltd.:
3,400,000	9.250% due 6/15/16	3,544,500
7,000,000	Senior Notes, 11.250% due 6/15/16	7,533,750
	Intelsat Corp.:
935,000	9.000% due 6/15/16	967,725
1,160,000	Senior Notes, 9.000% due 8/15/14	1,200,600
6,820,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	6,734,750
	Level 3 Financing Inc.:
2,995,000	9.250% due 11/1/14	2,965,050
3,580,000	9.150% due 2/15/15 (f)	3,427,850
4,035,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	4,277,100
2,265,000	PAETEC Holding Corp., Senior Note, 9.500% due 7/15/15 (a)	2,276,325
2,265,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	2,304,638
	Qwest Corp.:
4,440,000	Debentures, 6.875% due 9/15/33	4,173,600
611,000	Notes, 8.875% due 3/15/12	669,809
3,630,000	Senior Notes, 7.500% due 10/1/14	3,793,350
	Virgin Media Finance PLC, Senior Notes:
870,000	8.750% due 4/15/14	896,100
5,855,000	9.125% due 8/15/16	6,103,837
760,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	845,500
5,510,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	5,902,587
1,714,472	World Access Inc., Senior Notes, 13.250% due 1/15/08 (c)(d)	49,720

	Total Diversified Telecommunication Services	69,634,241

Electric Utilities - 1.0%
835,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	887,187
1,394,116	Midwest Generation LLC, Pass-Through Certificates, 8.560% due 1/2/16	1,491,705
3,120,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	3,432,000
4,370,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	3,780,050

	Total Electric Utilities	9,590,942

Electronic Equipment & Instruments - 0.4%
	NXP BV/NXP Funding LLC:
1,030,000	Senior Notes, 9.500% due 10/15/15	963,050
2,440,000	Senior Secured Notes, 7.875% due 10/15/14	2,357,650

	Total Electronic Equipment & Instruments	3,320,700

Energy Equipment & Services - 0.8%
3,750,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	3,726,563
720,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	727,200
1,215,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,251,450
1,330,000	Sonat Inc., Notes, 7.625% due 7/15/11	1,383,099
445,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	505,268

	Total Energy Equipment & Services	7,593,580

Food & Staples Retailing - 0.4%
2,891,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	3,458,437

Food Products - 0.5%
	Dole Food Co. Inc.:
1,530,000	Debentures, 8.750% due 7/15/13	1,499,400
	Senior Notes:
775,000	7.250% due 6/15/10	736,250

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Food Products - 0.5% (continued)
$2,291,000	8.875% due 3/15/11	$2,245,180

	Total Food Products	4,480,830

Gas Utilities - 0.6%
5,695,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	5,581,100

Health Care Equipment & Supplies - 0.2%
2,115,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	1,956,375

Health Care Providers & Services - 5.4%
4,790,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	4,945,675
	DaVita Inc.:
275,000	Senior Notes, 6.625% due 3/15/13	274,313
6,015,000	Senior Subordinated Notes, 7.250% due 3/15/15	6,060,112
	HCA Inc.:
2,420,000	Debentures, 7.500% due 12/15/23	1,986,692
	Notes:
4,560,000	6.375% due 1/15/15	3,898,800
260,000	7.690% due 6/15/25	214,847
	Senior Secured Notes:
3,270,000	9.250% due 11/15/16 (a)	3,482,550
8,270,000	9.625% due 11/15/16 (a)(b)	8,848,900
4,130,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,202,275
	Tenet Healthcare Corp., Senior Notes:
1,530,000	6.375% due 12/1/11	1,346,400
1,805,000	6.500% due 6/1/12	1,538,762
4,310,000	7.375% due 2/1/13	3,674,275
5,420,000	9.875% due 7/1/14	4,986,400
	Universal Hospital Services Inc., Secured Notes:
970,000	8.500% due 6/1/15 (a)(b)	965,150
1,015,000	8.759% due 6/1/15 (a)(f)	1,015,000
4,495,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (a)(b)	4,023,025

	Total Health Care Providers & Services	51,463,176

Hotels, Restaurants & Leisure - 5.6%
2,730,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	2,689,050
4,475,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	3,154,875
	Caesars Entertainment Inc., Senior Subordinated Notes:
650,000	8.875% due 9/15/08	665,438
2,310,000	8.125% due 5/15/11	2,367,750
755,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	721,025
1,081,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	1,068,839
2,375,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	2,464,062
1,400,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)(c)	1,365,000
1,910,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,976,850
1,825,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	1,720,062
3,795,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	3,130,875
4,485,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	4,754,100
3,310,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	3,218,975
	MGM MIRAGE Inc.:
1,785,000	Notes, 6.750% due 9/1/12	1,764,919

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Hotels, Restaurants & Leisure - 5.6% (continued)
	Senior Notes:
$910,000	5.875% due 2/27/14	$842,888
695,000	7.500% due 6/1/16	694,131
3,630,000	7.625% due 1/15/17	3,611,850
1,955,000	Outback Steakhouse Inc., Senior Notes, 10.000% due 6/15/15 (a)	1,739,950
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
2,155,000	8.250% due 3/15/12	2,192,712
1,910,000	8.750% due 10/1/13	1,976,850
80,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	83,000
1,675,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	1,532,625
	Snoqualmie Entertainment Authority, Senior Secured Notes:
1,090,000	9.063% due 2/1/14 (a)(f)	1,065,475
845,000	9.125% due 2/1/15 (a)	836,550
	Station Casinos Inc.:
	Senior Notes:
535,000	6.000% due 4/1/12	510,925
3,765,000	7.750% due 8/15/16	3,746,175
	Senior Subordinated Notes:
865,000	6.875% due 3/1/16	756,875
295,000	6.625% due 3/15/18	248,538
2,155,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	2,208,875

	Total Hotels, Restaurants & Leisure	53,109,239

Household Durables - 1.9%
2,500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(e)	0
3,810,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	3,705,225
	K Hovnanian Enterprises Inc., Senior Notes:
2,395,000	7.500% due 5/15/16	1,916,000
3,560,000	8.625% due 1/15/17	2,954,800
2,415,000	KB Home, 7.750% due 2/1/10	2,300,287
3,230,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	3,262,300
4,400,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.710% due 9/1/12	3,960,000

	Total Household Durables	18,098,612

Household Products - 0.3%
615,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	615,000
2,355,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	2,419,762

	Total Household Products	3,034,762

Independent Power Producers & Energy Traders - 3.7%
2,290,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	2,249,920
	AES Corp.:
2,845,000	Senior Notes, 9.375% due 9/15/10	3,015,700
945,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	996,975
5,080,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (a)	4,883,150
	Edison Mission Energy, Senior Notes:
550,000	7.500% due 6/15/13	566,500
3,215,000	7.750% due 6/15/16	3,343,600
2,710,000	7.200% due 5/15/19 (a)	2,682,900
2,895,000	7.625% due 5/15/27 (a)	2,808,150
3,620,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	3,692,400
	NRG Energy Inc., Senior Notes:
10,660,000	7.375% due 2/1/16	10,713,300
40,000	7.375% due 1/15/17	40,100

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Independent Power Producers & Energy Traders - 3.7% (continued)
$675,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	$544,388

	Total Independent Power Producers & Energy Traders	35,537,083

Internet & Catalog Retail - 0.1%
1,102,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,052,410

IT Services - 0.8%
	SunGard Data Systems Inc.:
3,085,000	Senior Notes, 9.125% due 8/15/13	3,223,825
4,365,000	Senior Subordinated Notes, 10.250% due 8/15/15	4,583,250

	Total IT Services	7,807,075

Leisure Equipment & Products - 0.2%
1,810,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	1,583,750

Machinery - 0.2%
1,420,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,420,000

Media - 8.9%
4,891,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	5,160,005
710,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	759,700
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
340,000	Senior Accreting Notes, 12.125% due 1/15/15	319,600
9,125,000	Senior Notes, 11.750% due 5/15/14	8,486,250
7,023,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	7,145,902
	CCH II LLC/CCH II Capital Corp., Senior Notes:
4,670,000	10.250% due 9/15/10	4,798,425
1,775,000	10.250% due 10/1/13	1,859,312
1,500,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	1,445,625
1,360,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	1,310,700
2,620,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	2,659,300
3,400,000	CMP Susquehanna Corp., 9.875% due 5/15/14	3,179,000
	CSC Holdings Inc.:
	Senior Debentures:
2,615,000	8.125% due 8/15/09	2,667,300
420,000	7.875% due 2/15/18	409,500
875,000	7.625% due 7/15/18	840,000
	Senior Notes:
375,000	8.125% due 7/15/09	382,500
975,000	7.625% due 4/1/11	982,313
2,355,000	6.750% due 4/15/12	2,278,462
439,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 12.125% due 11/15/12	469,730
	Dex Media Inc., Discount Notes:
2,060,000	Step bond to yield 8.367% due 11/15/13	1,946,700
3,885,000	Step bond to yield 8.996% due 11/15/13	3,671,325
1,490,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	1,592,438
	EchoStar DBS Corp., Senior Notes:
1,055,000	6.625% due 10/1/14	1,062,913
5,330,000	7.125% due 2/1/16	5,503,225
2,665,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	2,598,375
1,690,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	1,694,225
	ION Media Networks Inc.:
1,265,000	11.000% due 7/31/13	1,024,650

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Media - 8.9% (continued)
$935,000	Senior Secured Notes, 11.610% due 1/15/13 (a)(f)	$956,038
1,000,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	970,000
	R.H. Donnelley Corp.:
2,085,000	Senior Discount Notes, 6.875% due 1/15/13	1,980,750
5,820,000	Senior Notes, 8.875% due 1/15/16	5,958,225
1,825,000	Sun Media Corp., 7.625% due 2/15/13	1,802,187
	TL Acquisitions Inc.:
3,650,000	Senior Notes, 10.500% due 1/15/15 (a)	3,622,625
3,315,000	Senior Subordinated Notes, step bond to yield 13.328% due 7/15/15 (a)	2,701,725
	XM Satellite Radio Inc., Senior Notes:
2,125,000	9.856% due 5/1/13 (f)	2,109,062
340,000	9.750% due 5/1/14	342,550

	Total Media	84,690,637

Metals & Mining - 3.9%
14,110,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	15,450,450
1,500,000	Metals USA Holdings Corp., Senior Notes, 11.360% due 7/1/12 (a)(b)	1,402,500
6,285,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	6,724,950
3,110,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)	2,907,850
4,275,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	4,146,750
3,250,000	Tube City IMS Corp., 9.750% due 2/1/15	3,193,125
	Vale Overseas Ltd., Notes:
430,000	6.250% due 1/23/17	436,966
2,605,000	6.875% due 11/21/36	2,696,870

	Total Metals & Mining	36,959,461

Multiline Retail - 1.5%
	Dollar General Corp.:
3,037,000	Senior Notes, 10.625% due 7/15/15 (a)	2,869,965
3,915,000	Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	3,425,625
	Neiman Marcus Group Inc.:
2,800,000	Senior Notes, 9.000% due 10/15/15 (b)	2,996,000
4,260,000	Senior Subordinated Notes, 10.375% due 10/15/15	4,664,700

	Total Multiline Retail	13,956,290

Oil, Gas & Consumable Fuels - 9.6%
5,292,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	5,411,070
	Chesapeake Energy Corp., Senior Notes:
5,220,000	7.500% due 6/15/14	5,376,600
65,000	6.625% due 1/15/16	65,000
2,395,000	6.250% due 1/15/18	2,323,150
410,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	426,487
1,100,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,138,500
3,182,443	Corral Finans AB, 10.242% due 4/15/10 (a)(b)	3,039,233
	Costilla Energy Inc.:
4,000,000	Senior Notes, 10.250% due 10/1/06 (c)(d)(e)	0
1,000,000	Senior Subordinated Notes, 10.250% due 10/1/06 (c)(d)(e)	0
	El Paso Corp.:
	Medium-Term Notes:
245,000	7.375% due 12/15/12	254,065
4,885,000	7.800% due 8/1/31	4,984,087
2,900,000	7.750% due 1/15/32	2,959,282
4,975,000	Notes, 7.875% due 6/15/12	5,228,038
	Enterprise Products Operating LP:
815,000	7.034% due 1/15/68 (f)	747,886
2,550,000	Junior Subordinated Notes, 8.375% due 8/1/66 (f)	2,624,837

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.6% (continued)
$5,460,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	$5,460,000
3,715,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	3,584,975
	Mariner Energy Inc., Senior Notes:
1,930,000	7.500% due 4/15/13	1,881,750
955,000	8.000% due 5/15/17	938,288
2,240,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	2,338,000
2,055,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	2,080,688
2,170,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	2,300,200
	Petroplus Finance Ltd.:
1,215,000	6.750% due 5/1/14 (a)	1,172,475
2,060,000	Senior Note, 7.000% due 5/1/17 (a)	1,967,300
	Pogo Producing Co., Senior Subordinated Notes:
1,625,000	7.875% due 5/1/13	1,690,000
1,155,000	6.875% due 10/1/17	1,166,550
5,730,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	5,629,725
200,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	195,000
3,000,000	Stallion Oilfield Services, 10.165% due 7/31/12 (f)	2,925,000
	Stone Energy Corp., Senior Subordinated Notes:
4,645,000	8.250% due 12/15/11	4,656,613
536,000	6.750% due 12/15/14	498,480
1,200,000	Swift Energy Co., Senior Notes, 7.625% due 7/15/11	1,209,000
2,470,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	2,389,725
	Whiting Petroleum Corp., Senior Subordinated Notes:
2,755,000	7.250% due 5/1/12	2,720,563
2,155,000	7.000% due 2/1/14	2,079,575
	Williams Cos. Inc., Notes:
4,775,000	7.875% due 9/1/21	5,216,687
4,230,000	8.750% due 3/15/32	4,890,938

	Total Oil, Gas & Consumable Fuels	91,569,767

Paper & Forest Products - 2.1%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
3,200,000	6.000% due 6/20/13	2,256,000
1,870,000	8.375% due 4/1/15	1,369,775
	Abitibi-Consolidated Inc.:
	Debentures:
2,289,000	7.400% due 4/1/18	1,567,965
1,030,000	8.850% due 8/1/30	715,850
445,000	Notes, 7.750% due 6/15/11	344,875
	Appleton Papers Inc.:
1,245,000	Senior Notes, 8.125% due 6/15/11	1,235,663
3,925,000	Senior Subordinated Notes, 9.750% due 6/15/14	3,934,812
	NewPage Corp.:
4,970,000	Senior Secured Notes, 11.606% due 5/1/12 (f)	5,367,600
870,000	Senior Subordinated Notes, 12.000% due 5/1/13	937,425
1,400,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,351,000
420,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	444,150

	Total Paper & Forest Products	19,525,115

Pharmaceuticals - 0.7%
8,325,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	7,034,625

Real Estate Investment Trusts (REITs) - 0.5%
140,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	132,650
995,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	691,525

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 0.5% (continued)
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
$1,205,000	6.500% due 6/1/16	$1,192,950
3,185,000	6.750% due 4/1/17	3,192,962

	Total Real Estate Investment Trusts (REITs)	5,210,087

Real Estate Management & Development - 0.8%
2,180,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	1,733,100
8,340,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	6,317,550

	Total Real Estate Management & Development	8,050,650

Road & Rail - 2.0%
4,586,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	4,826,765
	Hertz Corp.:
1,775,000	Senior Notes, 8.875% due 1/1/14	1,837,125
8,090,000	Senior Subordinated Notes, 10.500% due 1/1/16	8,777,650
	Kansas City Southern de Mexico, Senior Notes:
1,030,000	7.625% due 12/1/13 (a)	1,011,975
1,105,000	7.375% due 6/1/14 (a)	1,082,900
1,040,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	1,056,900

	Total Road & Rail	18,593,315

Semiconductors & Semiconductor Equipment - 0.4%
3,695,000	Freescale Semiconductor Inc., 8.875% due 12/15/14	3,584,150

Software - 0.2%
2,380,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	2,100,350

Specialty Retail - 0.7%
3,550,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	3,212,750
1,610,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	1,722,700
1,479,000	Flooring America Inc., Senior Notes, 9.250% due 10/15/07 (c)(d)(e)	0
1,950,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14 (a)	2,008,500

	Total Specialty Retail	6,943,950

Textiles, Apparel & Luxury Goods - 0.9%
	Levi Strauss & Co., Senior Notes:
5,795,000	9.750% due 1/15/15	6,113,725
830,000	8.875% due 4/1/16	859,050
1,975,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	2,004,625

	Total Textiles, Apparel & Luxury Goods	8,977,400

Tobacco - 0.3%
	Alliance One International Inc., Senior Notes:
1,875,000	8.500% due 5/15/12 (a)	1,846,875
990,000	11.000% due 5/15/12	1,056,825

	Total Tobacco	2,903,700

Trading Companies & Distributors - 1.3%
2,180,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	2,160,925
5,535,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	5,424,300
4,320,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	4,384,800

	Total Trading Companies & Distributors	11,970,025

Transportation Infrastructure - 0.6%
	Saint Acquisition Corp., Secured Notes:
1,460,000	13.308% due 5/15/15 (a)(f)	1,000,100

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT		SECURITY	VALUE
Transportation Infrastructure - 0.6% (continued)
$6,660,000		12.500% due 5/15/17 (a)	$4,495,500

		Total Transportation Infrastructure	5,495,600

Wireless Telecommunication Services - 2.1%
1,390,000		MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	1,424,750
		Rural Cellular Corp.:
1,795,000		Senior Notes, 9.875% due 2/1/10	1,884,750
3,675,000		Senior Secured Notes, 8.250% due 3/15/12	3,831,188
2,780,000		Senior Subordinated Notes, 8.621% due 6/1/13 (a)(f)	2,863,400
		True Move Co., Ltd.:
7,320,000		10.750% due 12/16/13 (a)	7,426,872
2,310,000		10.750% due 12/16/13 (a)	2,334,019

		Total Wireless Telecommunication Services	19,764,979

		TOTAL CORPORATE BONDS & NOTES (Cost - $903,630,442)	869,521,938

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
3,210,025		Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(e) (Cost - $3,293,488)	0

CONVERTIBLE BOND & NOTE - 0.1%
Automobiles - 0.1%
1,120,000		Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $1,120,000)	1,314,600

SOVEREIGN BONDS - 1.7%
Brazil - 0.9%
17,066,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 7/1/10	9,001,078

Indonesia - 0.3%
		Republic of Indonesia:
8,114,000,000	IDR	Series FR40, 11.000% due 9/15/25	975,392
14,826,000,000	IDR	Series FR42, 10.250% due 7/15/27	1,674,719

		Total Indonesia	2,650,111

Russia - 0.5%
4,343,175		Russian Federation, 7.500% due 3/31/30 (a)	4,864,356

		TOTAL SOVEREIGN BONDS (Cost - $14,845,604)	16,515,545

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
8,696,430		Home Interiors & Gifts Inc. (c)(d)*	86,965
29,983		Mattress Discounters Corp. (c)(d)*	0

		TOTAL CONSUMER DISCRETIONARY	86,965

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
2,447		Imperial Sugar Co.	63,940

INDUSTRIALS - 0.0%
Machinery - 0.0%
20		Glasstech Inc. (c)(d)*	0

See Notes to Schedules of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
40,557	Axiohm Transaction Solutions Inc. (c)*	$0

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
10,212	World Access Inc., Senior Notes (d)*	13

	TOTAL COMMON STOCKS (Cost - $5,385,939)	150,918

CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
5,612	Chesapeake Energy Corp., 6.250% (Cost - $1,410,943)	1,595,211

ESCROWED SHARES - 0.0%
2,000,000	Pillowtex Corp. (c)(d)* (Cost - $0)	0

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
10	ION Media Networks Inc., Series B, 14.250%*	81,225
2,957	Spanish Broadcasting System Inc., Series B, 10.750% (b)	3,186,167

	TOTAL CONSUMER DISCRETIONARY	3,267,392

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
9,787	TCR Holdings Corp., Class B Shares (c)(d)*	10
5,383	TCR Holdings Corp., Class C Shares (c)(d)*	6
14,191	TCR Holdings Corp., Class D Shares (c)(d)*	14
29,362	TCR Holdings Corp., Class E Shares (c)(d)*	29

	TOTAL FINANCIALS	59

INDUSTRIALS - 0.0%
Machinery - 0.0%
22	Glasstech Inc. (c)(d)*	0

	TOTAL PREFERRED STOCKS (Cost - $3,069,741)	3,267,451

FACE AMOUNT
LOAN PARTICIPATIONS - 2.1%
Auto Components - 0.4%
$4,000,000	Allison Transmission, Term Loan B, 8.540% due 8/7/14 (Lehman Brothers Inc.)(f)(g)	3,890,000
Oil, Gas & Consumable Fuels - 1.0%
9,500,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (Bank of America Securities)(f)(g)	9,405,000

Paper & Forest Products - 0.3%
2,500,000	Verso Paper Holdings Term Loan, 11.606% due 2/1/12 (Credit Suisse Securities)(f)(g)	2,381,250

Textiles, Apparel & Luxury Goods - 0.2%
2,500,000	Simmons Co., Term Loan, 10.648% due 2/15/12 (Deutsche Bank Securities)(f)(g)	2,337,500

Trading Companies & Distributors - 0.2%
2,000,000	Penhall International Corp., Term Loan, 12.824% due 4/1/12 (Deutsche Bank Securities)(f)(g)	2,040,000

	TOTAL LOAN PARTICIPATIONS (Cost - $20,263,342)	20,053,750

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

WARRANTS		SECURITY	VALUE
WARRANTS - 0.0%
2,240		Brown Jordan International Inc., (a)(d)*	$20
16,853,395		ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(c)(d)*	17
1,250		Leap Wireless International Inc., Expires 4/15/10 (c)(d)*	0
3,500		Mattress Discounters Co. (c)(d)*	0
13,446		Pillowtex Corp., Expires 11/24/09 (c)(d)*	0

		TOTAL WARRANTS (Cost - $158,717)	37

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $953,178,216)	912,419,450

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 3.2%
Sovereign Bonds - 0.7%
		Egypt Treasury Bills, Series 364:
33,400,000	EGP	Zero coupon bond to yield 10.218% due 1/1/08	5,874,814
4,300,000	EGP	Zero coupon bond to yield 9.856% due 1/15/08	754,337

		Total Sovereign Bonds (Cost - $6,455,653)	6,629,151

Repurchase Agreement - 2.5%
23,521,000		Morgan Stanley repurchase agreement dated 9/28/07, 4.900% due 10/1/07; Proceeds at maturity - $23,530,604; (Fully collateralized by U.S. government agency obligation, 0.000% due 10/26/07; Market value - $23,995,720) (Cost - $23,521,000) (h)	23,521,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $29,976,653)	30,150,151

		TOTAL INVESTMENTS - 99.2% (Cost - $983,154,869#)	942,569,601
		Other Assets in Excess of Liabilities - 0.8%	7,917,531

		TOTAL NET ASSETS - 100.0%	$950,487,132

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	Security is currently in default.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(g)	Participation interest was acquired through the financial institution indicated parenthetically.

(h)	All or a portion of this security is segregated for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EGP	— Egyptian Pound
IDR	— Indonesian Rupiah

See Notes to Schedules of Investments.

LEGG MASON PARTNERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 82.0%
FHLMC - 7.8%
	Federal Home Loan Mortgage Corp. (FHLMC):
$650	11.750% due 7/1/15 (a)	$705
28,787	8.000% due 7/1/20 (a)	30,080
1,356,429	9.500% due 1/1/21 (a)	1,469,112
476,421	5.661% due 7/1/32 (a)(b)	480,665
1,945,493	5.000% due 8/1/33 (a)	1,862,545
488,663	5.899% due 1/1/37 (a)(b)	493,005
	Gold:
261,038	6.000% due 7/1/10-7/1/29 (a)	263,230
39,736	7.000% due 5/1/11-8/1/11 (a)	40,889
9,200	8.000% due 12/1/19 (a)	9,578
200,000	5.000% due 10/11/37 (c)	190,781

	TOTAL FHLMC	4,840,590

FNMA - 66.2%
	Federal National Mortgage Association (FNMA):
26,865	12.500% due 9/1/15-1/1/16 (a)	30,288
37,176	12.000% due 1/1/16 (a)	41,768
515,662	8.500% due 8/1/19-10/1/30 (a)	551,442
718	11.500% due 9/1/19 (a)	800
8,587	10.500% due 8/1/20 (a)	9,879
9,500,000	5.000% due 10/16/22-10/11/37 (c)	9,088,357
16,800,000	5.500% due 10/16/22-11/13/37 (c)	16,541,615
10,530,000	6.000% due 10/16/22-10/13/37 (c)	10,554,540
180,792	7.000% due 1/1/25 (a)	188,246
884,570	6.000% due 2/1/29-1/1/33 (a)	890,536
16,316	7.500% due 9/1/30 (a)	17,082
797,335	6.365% due 7/1/37 (a)(b)	812,706
591,278	5.785% due 8/1/37 (a)(b)	598,686
2,000,000	6.500% due 10/11/37 (c)	2,036,562

	TOTAL FNMA	41,362,507

GNMA - 8.0%
	Government National Mortgage Association (GNMA):
246,617	8.500% due 6/15/25 (a)	266,967
4,700,000	6.000% due 10/18/37 (c)	4,730,108

	TOTAL GNMA	4,997,075

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $51,284,239)	51,200,172

ASSET-BACKED SECURITIES - 15.4%
Credit Card - 1.6%
1,000,000	Capital One Multi-Asset Execution Trust, 5.843% due 1/17/12 (a)(b)	998,786

Home Equity - 12.6%
536,130	ACE Securities Corp., 5.261% due 2/25/31 (a)(b)	528,438
574,045	Bravo Mortgage Asset Trust, 5.261% due 7/25/36 (a)(b)(d)	573,417
	Countrywide Home Equity Loan Trust:
486,960	6.043% due 2/15/34 (a)(b)	480,440
520,983	6.013% due 5/12/34 (a)(b)(d)	520,950
619,515	5.893% due 7/15/36 (a)(b)	609,033
589,869	6.303% due 8/15/37 (a)(b)	586,052
1,000,000	GMAC Mortgage Corp. Loan Trust, 5.341% due 11/25/36 (a)(b)	984,360
305,158	GSAMP Trust, 5.221% due 5/25/36 (a)(b)	291,424
525,563	Indymac Seconds Asset Backed Trust, 5.261% due 6/25/36 (a)(b)	432,341

See Notes to Schedules of Investments.

1

LEGG MASON PARTNERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
Home Equity - 12.6% (continued)
$571,432	Lehman XS Trust, 5.201% due 8/25/46 (a)(b)	$565,593
34,363	Morgan Stanley ABS Capital I, 5.391% due 4/25/35 (a)(b)	34,349
349,209	Morgan Stanley Ixis Real Estate Capital Trust, 5.161% due 7/25/36 (a)(b)	348,048
	SACO I Trust:
492,816	5.261% due 6/25/36 (a)(b)	438,724
526,872	5.261% due 7/25/36 (a)(b)	462,963
600,926	Structured Asset Securities Corp., 5.241% due 2/25/36 (a)(b)(d)	410,105
657,446	Truman Capital Mortgage Loan Trust, 5.391% due 3/25/36 (a)(b)(d)	598,289

	Total Home Equity	7,864,526

Student Loan - 1.2%
761,931	SLM Student Loan Trust, 5.350% due 7/25/17 (a)(b)	761,453

	TOTAL ASSET-BACKED SECURITIES (Cost - $10,141,015)	9,624,765

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.0%
576,828	American Home Mortgage Assets, 5.321% due 10/25/46 (a)(b)	564,105
60,000	Banc of America Commercial Mortgage Inc., 5.838% due 6/10/49 (a)(b)	60,422
348,549	Bear Stearns ARM Trust, 5.430% due 2/25/36 (a)(b)	347,957
	Bear Stearns Structured Products Inc.:
600,000	5.853% due 9/26/37 (a)(b)(d)	597,144
600,000	6.398% due 9/27/37 (a)(b)(d)	590,772
	Countrywide Alternative Loan Trust:
269,844	5.391% due 7/25/35 (a)(b)	264,761
1,309,651	5.696% due 7/20/46 (a)(b)	1,283,195
744,317	5.321% due 9/25/46 (a)(b)	726,914
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	4.500% due 4/15/32 (a)	108,936
	PAC, IO:
378,053	5.500% due 1/15/23 (a)(e)	5,012
1,631,122	5.000% due 5/15/23 (a)(e)	279,749
	Federal National Mortgage Association (FNMA):
103,143	ACES, 6.527% due 5/25/30 (a)	102,904
564,979	Whole Loan, 6.371% due 6/25/33 (a)(b)	571,255
70,000	GE Capital Commercial Mortgage Corp., 5.543% due 12/10/49 (a)	69,695
644,735	Greenpoint Mortgage Funding Trust, 5.231% due 9/25/46 (a)(b)	639,004
	Harborview Mortgage Loan Trust:
720,499	5.706% due 11/19/36 (a)(b)	706,529
617,118	5.703% due 10/19/37 (a)(b)	607,933
604,726	IMPAC Secured Assets Corp., 5.451% due 3/25/36 (a)(b)	593,890
1,090,000	JPMorgan Commercial Mortgage Securities Corp., 5.429% due 12/12/43 (a)	1,081,755
566,788	Luminent Mortgage Trust, 5.321% due 5/25/46 (a)(b)	551,740
	MASTR ARM Trust:
76,643	5.247% due 12/25/34 (a)(b)	77,590
541,112	5.331% due 5/25/47 (a)(b)	525,866
	Morgan Stanley Mortgage Loan Trust:
400,692	5.281% due 3/25/36 (a)(b)	376,925
370,320	5.201% due 6/25/36 (a)(b)	368,989
585,204	Novastar Mortgage-Backed Notes, 5.321% due 9/25/46 (a)(b)	568,833
297,691	Opteum Mortgage Acceptance Corp., 5.221% due 4/25/36 (a)(b)	297,265
494,935	Provident Funding Mortgage Loan Trust, 4.128% due 5/25/35 (a)(b)	493,030
704,460	Structured Asset Mortgage Investments Inc., 5.311% due 7/25/36 (a)(b)	685,038
	Thornburg Mortgage Securities Trust:
238,658	6.228% due 9/25/37 (a)(b)	236,458
258,396	6.240% due 9/25/37 (a)(b)	259,203
828,185	5.381% due 7/25/45 (a)(b)	827,246

See Notes to Schedules of Investments.

2

LEGG MASON PARTNERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.0% (continued)
$752,567	5.236% due 5/25/46 (a)(b)	$748,217
774,070	5.241% due 6/25/46 (a)(b)	769,443
	Washington Mutual Inc.:
447,824	5.401% due 12/25/45 (a)(b)	438,257
197,919	5.421% due 12/25/45 (a)(b)	194,246
452,809	Washington Mutual Pass-Through Certificates, 5.411% due 11/25/45 (a)(b)	442,677
443,910	Zuni Mortgage Loan Trust, 5.261% due 8/25/36 (a)(b)	440,606

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $17,697,663)	17,503,561

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.7%
U.S. Government Agency - 3.2%
2,000,000	Federal National Mortgage Association (FNMA), Notes, 3.500% due 2/17/09 (a)(b)	1,964,980

U.S. Government Obligation - 2.5%
	U.S. Treasury Notes:
1,500,000	4.625% due 7/31/12 (a)	1,526,603
60,000	4.750% due 8/15/17 (a)	60,825

	Total U.S. Government Obligations	1,587,428

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,589,004)	3,552,408

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.0%
	U.S. Treasury Bonds, Inflation Indexed:
1,238,398	2.000% due 1/15/26 (a)	1,183,058
702,379	2.375% due 1/15/27 (a)	711,159

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $1,885,236)	1,894,217

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $84,597,157)	83,775,123

SHORT-TERM INVESTMENTS - 34.8%
U.S. Government Agency - 0.2%
150,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.196% due 3/17/08 (a)(f)(g)
	(Cost - $146,486)	146,951

Repurchase Agreement - 34.6%
21,612,000	Morgan Stanley repurchase agreement dated 9/28/07, 4.900% due 10/1/07; Proceeds at maturity - $21,620,825; (Fully collateralized by various U.S. government agency obligations, 0.00% due 10/26/07 to 10/31/07; Market value - $22,047,004)(a) (Cost - $21,612,000)	21,612,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,758,486)	21,758,951

	TOTAL INVESTMENTS - 168.9% (Cost - $106,355,643#)	105,534,074

	Liabilities in Excess of Other Assets - (68.9)%	(43,042,417)

	TOTAL NET ASSETS - 100.0%	$62,491,657

(a)	All or a portion of this security is segregated for open futures contracts, written options, and TBA’s.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

See Notes to Schedules of Investments.

3

LEGG MASON PARTNERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedules of Investments (unaudited) (continued)	September 30, 2007

(e)	Illiquid security.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class

Schedule of Options Written (unaudited)
Contracts	Security	Expiration Date	Strike Price	Value
40	U.S. Treasury Notes 10 Year Futures, Call	11/20/07	$107.00	$(7,500)
	(Premium received - $12,081)

See Notes to Schedules of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global High Yield Bond Fund (“Global High Yield Bond Fund”) and Legg Mason Partners Short/Intermediate U.S. Government Fund (“Short/Intermediate U.S. Government Fund”), (the “Funds”) each are a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Prior to April 16, 2007, the Funds were separate diversified investment funds of Legg Mason Partners Series Funds, Inc. (the “Company”), a Maryland corporation registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin, equal to certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days after purchase. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Written Options. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Funds realize a gain from investments equal to the amount of the premium received.

When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Funds.

A risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Loan Participations. Global High Yield Bond Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(h) Stripped Securities. The Short/Intermediate U.S. Government Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Credit and Market Risk. Global High Yield Bond Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

The Short/Intermediate U.S. Government Fund invests in structured securities collateralized by residential real estate mortgages that are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlations between their credit ratings and values.

(j) Other Risks. The Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(k) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Global High Yield Bond Fund	$18,453,627	$(59,038,895)	$(40,585,268)
Short/Intermediate U.S. Government Fund	164,887	(986,456)	(821,569)

At September 30, 2007, Short/Intermediate U.S. Government Fund had the following open futures contracts:

Short/Intermediate U.S. Government Fund	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury, 2 Year Notes	45	12/07	$9,291,334	$9,317,109	$25,775
U.S. Treasury, 5 Year Notes	76	12/07	8,108,333	8,134,375	26,042

					$51,817

Contracts to Sell:
U.S. Treasury Bond	3	12/07	$333,328	$334,031	$(703)
U.S. Treasury, 10-Year Notes	85	12/07	9,296,973	9,288,906	8,067

					7,364

Net Unrealized Gain on Open Futures Contracts					$59,181

At September 30, 2007, Short/Intermediate U.S. Government Fund held TBA securities with a total cost of $43,142,968.

During the period ended September 30, 2007, written option transactions for Short/Intermediate U.S. Government Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding 12/31/06	0	$0
Options written	40	12,081
Options closed	0	0
Options expired	0	0

Options written, outstanding September 30, 2007	40	$12,081

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2007

By:	/s/ FRANCES M GUGGINO
Frances M Guggino
Chief Financial Officer

Date: November 29, 2007